Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Customer Related Other Intangibles Subject to Amortization

The following table represents our other intangibles subject to amortization, which were all customer related, as of December 31, 2011.

(in thousands)	December 31, 2011
Customer related:
Gross carrying amount	$600
Accumulated amortization	(210)

$390